SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28.          SUBSEQUENT EVENTS

(a) Acquisition of land use right

On February 6, 2013, the Company executed the purchase agreement and the remaining purchase consideration of RMB40,173,000 (US$6,448,000) (after the deduction of the upfront long term deposits of RMB10,000,000) (Note 11) is due in accordance with payment schedule pursuant to the purchase agreement.

(b) Accelerated vesting

On March 26, 2013, the Company’s Board of Directors authorized the accelerated vesting of 2,758,336 share options that were issued under the 2011 Plan to two employees upon their resignation from the Company. As a result, the Company will recognize incremental compensation expenses immediately on the date of modification.